INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

21.         INCOME TAXES

Continued operation

Cayman Islands

The Company is a tax-exempt entity incorporated in Cayman Islands.

Hong Kong

The Company’s subsidiaries located in Hong Kong and are subject to a profits tax rate of 8.25% on assessable profits on the first Hong Kong Dollars (“HK$”) 2 million and 16.5% for any assessable profits in excess of HK$2 million starting from the financial commencing on April 1, 2018.

Singapore

The Company’s subsidiaries located in Singapore are generally subject to Singapore corporate income tax at a rate of 17% in 2022. Under the group relief system, subject to meeting the requisite conditions, the companies may deduct unutilized capital allowances, trade losses, and donations for the current year against the assessable income of another company in the same group. The Company’s subsidiaries located in Singapore should also benefit from the partial tax exemption scheme, which provides 75% exemption from tax for the first SGD$10 thousand chargeable income and 50% exemption from tax for the next SGD$190 thousand chargeable income for the year ended December 31, 2022.

PRC

The Company’s subsidiaries, the VIEs and the VIEs’ subsidiaries and kindergartens, which were entities established in PRC (the “PRC entities”) are subject to PRC Enterprise Income Tax (EIT), on the taxable income in accordance with the relevant Mailand China income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008.

The current and deferred components of the income tax expense of continuing operations appearing in the consolidated statements of operations are as follows:

	Years ended December 31,
	2020	2021	2022
Current tax expenses	649	2,509	39
Deferred tax benefits	(2,084)	337	790
	(1,435)	2,846	829

21.         INCOME TAXES - continued

Continued operation - continued

The principal components of deferred tax assets and deferred tax liabilities are as follows:

	Years ended December 31,
	2021	2022
Deferred tax assets
Accrued expenses	1,267	720
Net operating loss carry-forwards	7,778	6,276
Operating lease liabilities	4,856	3,934
Inventory write-down	19	68
Allowance for doubtful accounts receivables and other receivables	899	11,980
Total deferred tax assets	14,819	22,978
Less: valuation allowance	(2,440)	(13,741)
Total deferred tax assets, net	12,379	9,237

Deferred tax liabilities
Acquired intangible assets, net	1,755	959
Operating lease right-of-use assets	4,717	3,699
Total deferred tax liabilities	6,472	4,658
Deferred income tax assets, net	7,662	5,538
Deferred tax liabilities, net	1,755	959

The roll forward of valuation allowances of deferred tax assets were as follows:

	Years ended December 31
	2021	2022

Balance as of beginning of year	1,631	2,440
Additions of valuation allowance	644	11,750
Foreign currency translation adjustments	165	(449)
Balance as of end of year	2,440	13,741

As of December 31, 2022, the Group had net operating loss carried forward from the PRC entities of $22,529. The carry forward loss of $4,077, $2,339, $8,513, $2,710 and $4,891 will expire by 2023, 2024, 2025, 2026 and 2027, respectively, if not utilized.

(Loss) before provision for income taxes is attributable to the following geographic locations:

	Years ended December 31
	2021	2022

PRC	(14,716)	(49,574)
Jurisdictions other than PRC	(2,008)	(28,785)
Total (loss) before income taxes	(16,724)	(78,359)

21.         INCOME TAXES - continued

Continued operation - continued

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended December 31,
	2020	2021	2022
(Loss) before income tax	(28,081)	(16,724)	(78,359)
Income tax expense computed at an applicable tax rate of 25%	(7,020)	(4,093)	(19,592)
Impairment loss of goodwill	2,114	—	4,789
Non-deductible expense from transfer from discontinued operations	—	—	2,395
Permanent differences	866	5,616	(134)
Effect of income tax rate difference in other jurisdictions	1,202	679	1,621
Change in valuation allowance	1,403	644	11,750
	(1,435)	2,846	829

In addition, uncertainties exist with respect to how the current income tax law in PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of PRC within the Group should be treated as residents for EIT law purposes. If PRC tax authorities subsequently determine that the Company should be deemed resident enterprises, the Company will be subject to PRC income tax, at a rate of 25%.

If any entity within the Group that is outside PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with PRC. As of December 31, 2022, the Company’s subsidiaries, the new VIE, and the new VIE’s subsidiaries located in PRC recorded aggregate accumulated deficits. Accordingly, no deferred tax liabilities has been accrued for the Chinese dividend withholding taxes.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2020, 2021 and 2022. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2022.